Acquisition of Interest and Control	12 Months Ended
Dec. 31, 2024
Acquisition of Interest and Control
Acquisition of Interest and Control
27. Acquisition of Interest and Control

Accounting policy

A business combination is accounted for applying the acquisition method. The cost of the acquisition is measured based on the consideration transferred and to be transferred, measured at fair value at the acquisition date. In a business combination, the assets acquired and liabilities assumed are measured in order to classify and allocate them according to the contractual terms, economic circumstances and relevant conditions at the acquisition date. The non-controlling interest in the acquired company is measured based on its interest in net assets identified in the acquired company. Goodwill is measured as the excess of the consideration transferred and to be transferred over the fair value of net assets acquired (identifiable assets and liabilities assumed, net). After the initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing purposes, goodwill is allocated to the respective Company’s operating segments. When the cost of the acquisition is lower than the fair value of net assets acquired, a gain is recognized directly in the statement of income. Costs related to the acquisitions are recorded in the statement of income when incurred.

a. Hidrovias do Brasil S.A.

In 2023, the Company began the process of acquiring an interest in Hidrovias do Brasil S.A. (“Hidrovias”), through the purchase of a 4.99% direct interest and a 4.99% indirect interest, through Total Return Swaps (“TRS”), recognized as financial asset and measured at fair value in accordance with IFRS 9. On March 18, 2024, the Company contributed its direct interest to its subsidiary Ultrapar Logística Ltda. and settled the TRS. From this date, all transactions have been carried out through subsidiary Ultrapar Logística Ltda.

On May 7, 2024, subsidiary Ultrapar Logística completed the purchase of 128,369,488 shares from Hidrovias, which represented 16.88% of its share capital, at a cost of R$ 3.98/share. Also in May 2024, when obtaining sufficient evidence demonstrating its power to exert significant influence on decisions regarding Hidrovias' financial and operational policies, subsidiary Ultrapar Logística began to recognize its interest in Hidrovias as an investment in an associate with significant influence, in accordance with IAS 28.

Subsequently, throughout December 2024, subsidiary Ultrapar Logística acquired new shares through the Stock Exchange (“B3”) and reached an interest of 41.94% in Hidrovias’ share capital.

On December 26, 2024, subsidiary Ultrapar Logística signed an Advance for Future Capital Increase agreement with Hidrovias, in the amount of R$ 500,000, which will be used for future subscription and payment of Hidrovias’s shares. On February 28, 2025 the Hidrovias Board of Directors approved the start of the capital increase process which will be completed during the second quarter of 2025.

The transaction amounts for acquiring an interest in Hidrovias are shown below:

Amount paid for the acquisition of shares – financial asset	579,066
Gain (loss) on fair value adjustment of financial assets	66,267
Total financial asset transferred to the investments line item	645,333
Subsequent acquisitions of additional interests	690,186
Total investment in Hidrovias as of December 31, 2024 (A) [1]	1,335,519

Participation equivalent to equity of the associate (B)	560,475
Provisional goodwill on acquisition of investment (A-B)	775,044

[1]	Equivalent interest calculated with basis on acquisition date, disregarding the posterior effects of share of profit (loss) of subsidiaries, joint ventures and associates

Based on applicable accounting standards and supported by an independent appraisal firm, the Company is determining the statement of financial position as at the acquisition date, the fair value of assets and liabilities, and the purchase price allocation (“PPA”), which will be completed in 2025.

b. WTZ Participações S.A.

On September 1, 2024, through subsidiary Cia Ultragaz, the Company acquired 51.7% of the voting share capital of WTZ Participações S.A. (“Witzler”). The transaction qualifies as a business combination as defined in IFRS 3– Business Combinations. This acquisition is in line with Ultragaz's strategy to expand its offering of energy solutions to its customers, leveraging on its capillarity, commercial strength, brand and extensive base of corporate and residential customers.

Witzler was founded in 2015 and its main activities are the sale of electric energy in the free market and energy management, with a national presence.

The initial payment, including the capital contribution of R$ 49,490, totaled R$ 104,490. The remaining transaction amount of R$ 40,878 was recorded under “Other payables” and will be paid after the contractual clauses have been fulfilled. The Company, based on applicable accounting standards and supported by an independent appraisal firm, is determining the statement of financial position as at the acquisition date, the fair value of assets and liabilities and, consequently, goodwill. The provisional goodwill determined is R$ 52,038. The purchase price allocation (“PPA”) will be completed in 2025.

The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	5,399
Trade receivables	33,168
Recoverable taxes	3,036
Prepaid expenses	170
Other receivables	320
Other investments	5
Property, plant and equipment, net	1,684
Intangible assets, net	11
Derivative instruments	209,348
Liabilities
Loans and financing	68
Trade payables	27,541
Salaries and related charges	2,211
Taxes payable, income and social contribution taxes payable	80,918
Other payables	2,655
Goodwill based on expected future profitability	52,038
Non-controlling interests	67,498
Assets and liabilities consolidated in the opening balance	124,288

Assets acquired	130,873
Liabilities assumed	58,623
Goodwill based on expected future profitability	52,038
Acquisition value	124,288
Comprised by
Cash	59,506
Acquisition of ownership interest via capital contribution (as non-controlling interests)	23,904
Contingent consideration to be settled	40,878
Total consideration	124,288
Net cash outflow resulting from acquisition
Initial consideration in cash	59,506
Cash and cash equivalents acquired	(5,399)
Acquisition value	54,107

c. Serra Diesel Transportador Revendedor Retalhista Ltda.

On September 1, 2023, through subsidiary Ultrapar Mobilidade Ltda., the Company acquired 60% of the voting share capital of Serra Diesel Transportador Revendedor Retalhista Ltda. (“Serra Diesel”), qualifying the transaction as a business combination as defined in IFRS 3 – Business Combinations. The acquisition complements Ultrapar's operations in the mobility and liquid fuel distribution segment.

Serra Diesel was established in 2006 and its main activity is the fuel trade carried out by a wholesale carrier-reseller-retailer, with presence in the southern region of Brazil.

The initial payment, including the capital contribution in the amount of R$ 16,193, totaled R$ 21,193. The remaining amount of R$ 4,816 was recorded under “Other payables” and paid after the contractual clauses have been fulfilled. The Company, based on applicable accounting standards and supported by an independent appraisal firm, calculated the definitive amounts for the purchase price allocation as of August 31, 2024, and determined the final goodwill in the amount of R$ 1,413.

The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date recognized at fair value:

Assets
Cash and cash equivalents	1,719
Trade receivables	28,475
Inventories	9,128
Recoverable taxes	2,551
Other receivables	55
Other investments	298
Right-of-use assets, net	25,500
Property, plant and equipment, net	41,938
Intangible assets, net	11,634
Liabilities
Loans and financing	17,337
Trade payables	26,965
Salaries and related charges	1,933
Taxes payable, income and social contribution taxes payable	376
Leases payable	25,500
Other payables	8,194
Goodwill based on expected future profitability	1,413
Non-controlling interests	16,397
Assets and liabilities consolidated in the opening balance	26,009
Assets acquired	72,779
Liabilities assumed	48,183
Goodwill based on expected future profitability	1,413
Acquisition value
Comprised by
Cash	5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	16,193
Contingent consideration settled	4,816
Total consideration	26,009
Initial consideration in cash	(5,000)
Contingent consideration settled	(4,816)
Cash and cash equivalents acquired	1,720
Total	(8,096)

d. Opla - Terminal de Combustíveis Paulínia S.A.

On July 1, 2023, through its subsidiary Ultracargo Logística S.A., the Company acquired a 50% interest in Terminal de Combustíveis Paulínia S.A. (“Opla”), qualifying the transaction as an acquisition of a joint venture as defined in IAS 28 (Investments in Associates and Joint Ventures) and IFRS 11 (- Joint Arrangements). The acquisition of interest in Opla marked Ultracargo's entry into the inland liquid bulk storage and logistics segment, integrated with port terminals, in line with its growth plan. With the acquisition, Ultracargo and BP Biofuels Brazil Investments Ltd. (“BP”) become joint ventures of Opla.

The total amount of the operation is R$ 237,500 subject to working capital and net debt adjustments. The purchase price includes the transaction amount, including estimated working capital and net debt adjustments. The transaction was paid in a single installment of R$ 210,096 on July 1, 2023. The Company, based on applicable accounting standards and supported by an independent appraisal firm, calculated the definitive amounts for the purchase price allocation as of June 30, 2024, and determined the final goodwill in the amount of R$ 117,306.

The following table summarizes the balances of assets acquired and liabilities at fair value at the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	3,248
Trade receivables	6,107
Recoverable taxes	402
Other receivables and other assets	1,057
Property, plant and equipment, net	248,951
Intangible assets, net	10,441
Liabilities
Loans and financing	44,568
Trade payables	911
Salaries and related charges	1,430
Taxes payable, income and social contribution taxes payable	13,974
Other payables	23,743
Fair value of investee’s assets and liabilities	185,580
Fair value of assets and liabilities according to Ultracargo's interest	92,790
Goodwill based on expected future profitability	117,306
Acquisition value	210,096

The goodwill determined on the operation is based on the expected future profitability and on the synergy with the operations of Ultracargo, supported by the appraisal report, after allocation of the identified assets. The goodwill is expected to be deductible for income tax purposes.

In the process of identifying assets and liabilities, intangible assets that were not recognized in the books of the acquired entity were also considered, as shown below:

	R$	Useful life	Amortization method
Licenses	612	5 years	Straight line
Customer list and relationship	4,609	6 years	Straight line
Total	5,221